Summary of Principal Accounting Policies (Details) - Schedule of convertible loans measured at fair value on a recurring basis ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of convertible loans measured at fair value on a recurring basis [Abstract]
Opening balance	¥ 27,859	$ 4,039	¥ 2,232
New convertible loans issued			32,344
Conversion of accounts payable to convertible loan			4,534
Conversion of convertible loans	(27,739)	(4,022)	(20,110)
Loss (gain) on change in fair value of convertible loan	(144)	(21)	9,073
Other comprehensive income -foreign exchange translations	39	6	(214)
Total	¥ 15	$ 2	¥ 27,859